Segments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 9,638	$ 11,021	$ 21,555		$ 25,451
Operating (loss)/income	(638)	263	(983)		2,491
Depreciation and amortization	3,570	3,744	7,407		7,647
Identifiable assets	33,026		33,630		43,718
Goodwill			353		380
Capital Expenditures			8,024		10,125
Interest Expense	2		7		108
Income tax (expense)/ income	30	48	141		(81)
Gaming Operations [Member]
Segment Reporting Information [Line Items]
Revenues	8,303	9,432	18,131		18,997
Operating (loss)/income	3,415	4,213	7,796	[1]	9,141	[1]
Depreciation and amortization	3,165	3,583	6,947		7,384
Identifiable assets			26,401		34,652
Goodwill			353		380
Capital Expenditures			4,813	[2]	8,662	[2]
Interest Expense			0		10
Income tax (expense)/ income			0	[3]	0	[3]
Gaming Products [Member]
Segment Reporting Information [Line Items]
Revenues	1,335	1,589	3,424		6,454
Operating (loss)/income	(1,078)	(452)	(859)		1,267
Depreciation and amortization	386	147	423		137
Identifiable assets			6,507		7,766
Goodwill			0		0
Capital Expenditures			2,879	[2]	1,418	[2]
Interest Expense			0		6
Income tax (expense)/ income			0		110
Corporate and Other Operating Costs and Expenses [Member]
Segment Reporting Information [Line Items]
Operating (loss)/income	(2,975)	(3,498)	(7,920)		(7,917)
Depreciation and amortization	19	14	37		126
Identifiable assets			722		1,300
Goodwill			0		0
Capital Expenditures			332		45
Interest Expense			7		92
Income tax (expense)/ income			$ (141)		$ (29)

[1]	Calculation of gaming operations gross margin included impairment of gaming assets of approximately $2.6 million and $339,000 for the years ended December 31, 2013 and 2012, respectively.
[2]	Includes costs related to new gaming development projects of approximately $3.6 million and $6.5 million for the years ended December 31, 2013 and 2012, respectively.
[3]	The Company is required to pay a fixed gaming obligation tax for its operations in Cambodia. The amounts paid were approximately $108,000 and $64,000 for the years ended December 31, 2013 and 2012, respectively, and were included in selling, general and administrative expenses.